Document and Entity Information	9 Months Ended
	Apr. 30, 2012	Jun. 12, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	STEVIA NUTRA CORP.
Entity Central Index Key	0001498046
Document Type	S-1
Document Period End Date	Apr. 30, 2012
Amendment Flag	false
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2012
Current Fiscal Year End Date	--07-31
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		76,675,001